Offerings	May 21, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2026A 6.05% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due September 15, 2056 of Southern Company Gas Capital Corporation
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Southern Company Gas' and Southern Company Gas Capital Corporation's Registration Statement on Form S-3 (File No. 333-285115) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Southern Company Gas has provided a guarantee with respect to the Series 2026A 6.05% Fixed-to-Fixed Rate Junior Subordinated Notes due September 15, 2056 issued by Southern Company Gas Capital Corporation.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Series 2026A 6.05% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due September 15, 2056 by Southern Company Gas
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the Guarantee of Series 2026A 6.05% Fixed-to-Fixed Rate Junior Subordinated Notes due September 15, 2056 by Southern Company Gas, and, pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantee.